Exhibit 99.1

CHASE ISSUANCE TRUST

Form of Monthly Information Officer’s Certificate

Monthly Period: September 2008

The undersigned, a duly authorized representative of Chase Bank USA, National Association (the “Bank”), as Servicer pursuant to the Third Amended and Restated Transfer and Servicing Agreement, dated as of December 19, 2007 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), among the Bank, as Transferor, Servicer and Administrator, Chase Issuance Trust, as Issuing Entity, and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent, does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: September 30, 2008

(b)	Interest Period: September 15, 2008 through October 14, 2008

(1)	Interest Period for New Issuances:

A2008-13: September 16, 2008 through December 14, 2008

A2008-14: September 30, 2008 through October 14, 2008

A2008-15: September 29, 2008 through October 14, 2008

(c)	Determination Date: October 10, 2008

(d)	Distribution Date: October 15, 2008

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
Name: Patricia Garvey
Title: Vice President